American Beacon International Equity Fund

Supplement dated December 29, 2014
to the
Statement of Additional Information dated February 28, 2014

The information below supplements the Statement of Additional Information dated February 28, 2014 and is in addition to any other supplement(s):

In the "Portfolio Managers" section for Templeton Investment Counsel, LLC, all references to Neil Devlin are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE